Note 15 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of finance lease and operating lease by lessee [text block]
2018	$411,349
January 1, 2019 through 2020	80,119
$491,468